Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Subsidiaries
Schedule of material consolidated entities in each business segment

					% Noncontrolling
	Location	Main activity /Business	% Ownership	% Voting capital	interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100.0%	100.0%	0.0%
Ferrous Resource Limited	Isle of Man	Iron Ore	100.0%	100.0%	0.0%
Mineração Corumbaense Reunida S.A.	Brazil	Iron ore and manganese	100.0%	100.0%	0.0%
Minerações Brasileiras Reunidas S.A. (“MBR”)	Brazil	Iron ore	98.3%	98.3%	1.7%
New Steel Global	Netherlands	Iron ore	100.0%	100.0%	0.0%
Salobo Metais S.A.	Brazil	Copper	100.0%	100.0%	0.0%
PT Vale Indonesia	Indonesia	Nickel	59.2%	59.2%	40.8%
Vale Holdings B.V (i)	Netherlands	Holding and research	100.0%	100.0%	0.0%
Vale Canada Limited	Canada	Nickel	100.0%	100.0%	0.0%
Vale International S.A.	Switzerland	Trading and holding	100.0%	100.0%	0.0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100.0%	100.0%	0.0%
Vale Manganês S.A.	Brazil	Manganese and ferroalloys	100.0%	100.0%	0.0%
Vale Moçambique S.A.	Mozambique	Coal	80.7%	80.7%	19.3%
Vale Nouvelle Caledonie S.A.S.	New Caledonia	Nickel	95.0%	95.0%	5.0%
Vale Newfoundland & Labrador Ltd	Canada	Nickel	100.0%	100.0%	0.0%
Vale Oman Distribution Center LLC	Oman	Iron ore and pelletizing	100.0%	100.0%	0.0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing	70.0%	70.0%	30.0%
Vale Shipping Holding Pte. Ltd.	Singapore	Iron ore	100.0%	100.0%	0.0%

(i) Vale International Holdings GmbH was merged into Vale Holdings B.V on November 01, 2019.

Schedule of subsidiaries included in the discontinued operations presentation

					% Noncontrolling
	Location	Main activity/Business	% Ownership	% Voting capital	interest
Direct and indirect subsidiaries
Compañia Minera Miski Mayo S.A.C.	Peru	Fertilizers	40.0%	51.0%	60.0%
Vale Fertilizantes S.A.	Brazil	Fertilizers	100.0%	100.0%	0.0%
Vale Cubatão Fertilizantes Ltda.	Brazil	Fertilizers	100.0%	100.0%	0.0%